Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	612,400.00
Total Offset Amount	0.00
Net Fee	$ 612,400.00